Note 5 - Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation	¥ 1,812,863	$ 279,858	¥ 1,804,164	¥ 1,897,003